IFRS 7 - Disclosure - Credit Risk - Summary of Exposure to Credit Risk (Detail) - CAD ($) $ in Millions	Apr. 30, 2022	Oct. 31, 2021
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 1,001,765	$ 931,129
OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	18,450	14,330
Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	487,296	446,583
Business and government portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	281,599	257,709
Business and government portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	70,621	71,496
Business and government portfolios [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	245,333	242,102
Business and government portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	93,201	79,985
Business and government portfolios [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	24,636	20,690
Business and government portfolios [member] | Repo style transaction collateral [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	228,094	225,399
Retail portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	307,555	295,290
Retail portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	99,281	94,077
Retail portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	400	367
Standardized portfolios [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	94,016	83,989
Securitization exposures [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	13,217	10,823
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,229,859	1,156,528
Gross carrying amount [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	715,390	671,982
Gross carrying amount [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 407,236	$ 389,734